Schedule of Investments (unaudited)
July 31, 2024
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust
Series 2022-1, Class A, 2.21%, 03/15/27	$3,750	$ 3,679,701
Series 2022-2, Class A, 3.39%, 05/15/27	8,302	8,187,630
Series 2023-3, Class A, 5.23%, 09/15/28	4,402	4,456,292
Series 2024-2, Class A, 5.24%, 04/15/31	3,000	3,107,215
Series 2024-3, Class A, 4.65%, 07/16/29	2,770	2,784,333
Americredit Automobile Receivables Trust, Series 2023-1, Class A3, 5.62%, 11/18/27	1,685	1,694,616
Chase Issuance Trust, Series 2023-A1, Class A, 5.16%, 09/15/28	6,913	6,991,631
CNH Equipment Trust, Series 2024-B, Class A3, 5.19%, 09/17/29	1,600	1,622,324
Exeter Automobile Receivables Trust
Series 2024-2A, Class B, 5.61%, 04/17/28	2,500	2,506,869
Series 2024-2A, Class C, 5.74%, 05/15/29	3,000	3,026,937
Series 2024-2A, Class D, 5.92%, 02/15/30	2,000	2,020,763
Ford Credit Auto Owner Trust
Series 2022-C, Class A4, 4.59%, 12/15/27	4,000	3,979,336
Series 2024-A, Class A3, 5.09%, 12/15/28	7,350	7,401,342
GM Financial Consumer Automobile Receivables Trust
Series 2024-2, Class A3, 5.10%, 03/16/29	2,938	2,962,102
Series 2024-2, Class B, 5.28%, 10/16/29	850	859,125
Hyundai Auto Receivables Trust
Series 2022-B, Class A3, 3.72%, 11/16/26	497	492,228
Series 2022-B, Class A4, 3.80%, 08/15/28	450	442,414
Series 2024-A, Class A3, 4.99%, 02/15/29	4,000	4,021,763
John Deere Owner Trust
Series 2024-A, Class A3, 4.96%, 11/15/28	650	654,117
Series 2024-A, Class A4, 4.91%, 02/18/31	610	614,685
Nissan Auto Receivables Owner Trust, Series 2024-A, Class A3, 5.28%, 12/15/28	2,250	2,278,010
PG&E Wildfire Recovery Funding LLC, Series 2022-1, Class A4, 4.45%, 12/01/49	3,000	2,692,278
Santander Drive Auto Receivables Trust, Series 2022-4, Class A3, 4.14%, 02/16/27	189	188,646
Synchrony Card Funding LLC, Series 2024-A1, Class A, 5.04%, 03/15/30	1,740	1,751,939
Toyota Auto Receivables Owner Trust, Series 2021-B, Class A3, 0.26%, 11/17/25	401	397,222
Verizon Master Trust, Series 2024-3, Class A1A, 5.34%, 04/22/30	7,000	7,116,135
Virginia Power Fuel Securitization LLC, Series 2020- 24, Class A2, 4.88%, 05/01/33	2,000	2,019,696
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/27	4,430	4,456,497
World Omni Auto Receivables Trust, Series 2022-A, Class A4, 1.90%, 03/15/28	1,000	954,536
Total Asset-Backed Securities — 1.7% (Cost: $82,928,686)		83,360,382
Security	Par (000)	Value
Corporate Bonds
Electric Utilities — 0.0%
PG&E Recovery Funding LLC, Series A-3, 06/01/51(a)	$600	$ 617,037
PG&E Wildfire Recovery Funding LLC, Series A-2, 4.26%, 06/01/38	1,000	954,447
Total Corporate Bonds — 0.0% (Cost: $1,539,127)		1,571,484
Non-Agency Mortgage-Backed Securities
Agency Obligations — 0.0%
BMO Mortgage Trust, 02/15/57(a)	1,400	1,441,999
Commercial Mortgage-Backed Securities — 2.9%
Bank
Series 2019-BN16, Class C, 4.79%, 02/15/52(b)	1,000	880,875
Series 2019-BN18, Class A4, 3.58%, 05/15/62	1,659	1,523,959
Series 2019-BN21, Class A5, 2.85%, 10/17/52	4,564	4,108,164
Series 2020-BN27, Class A5, 2.14%, 04/15/63	4,515	3,814,499
Series 2024-5YR7, Class A3, 5.77%, 06/15/57	2,860	2,947,544
Series 2024-5YR7, Class AS, 6.49%, 06/15/57(b)	1,180	1,229,250
Series 2024-5YR7, Class B, 6.94%, 06/15/57	1,150	1,213,795
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	1,908	1,835,196
Series 2020-C7, Class A5, 2.04%, 04/15/53	5,536	4,770,512
Series 2022-C16, Class A5, 4.60%, 06/15/55(b)	3,000	2,934,877
Series 2024-5C25, Class AS, 6.36%, 03/15/57(b)	410	425,800
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	7,713	6,676,142
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	2,489	2,405,214
Series 2019-B10, Class A4, 3.72%, 03/15/62	2,654	2,505,894
Series 2019-B11, Class A4, 3.28%, 05/15/52	3,319	3,056,242
Series 2019-B13, Class A4, 2.95%, 08/15/57	7,093	6,414,473
Series 2019-B9, Class A5, 4.02%, 03/15/52	2,489	2,350,366
Series 2020-B19, Class B, 2.35%, 09/15/53	937	683,237
Series 2020-B21, Class A4, 1.70%, 12/17/53	2,988	2,499,643
Series 2020-B21, Class A5, 1.98%, 12/17/53	1,990	1,660,306
Series 2021-B28, Class A5, 2.22%, 08/15/54	7,100	5,936,955
Series 2021-B29, Class A5, 2.39%, 09/15/54	2,763	2,332,637
Series 2024-V6, Class A3, 5.93%, 03/15/29	2,000	2,071,221
Series 2024-V6, Class AS, 6.38%, 03/15/29	920	954,823
Series 2024-V6, Class B, 6.79%, 03/15/29	780	818,486
Series 2024-V6, Class C, 6.67%, 03/15/29	440	445,956
Series 2024-V8, Class B, 7.18%, 07/15/57(b)	500	526,027
BMO Mortgage Trust(b)
Series 2024-5C3, Class AS, 6.29%, 02/15/57	1,000	1,031,810
Series 2024-C8, Class A5, 5.60%, 03/15/57	2,720	2,833,941
Series 2024-C8, Class AS, 5.91%, 03/15/57	4,250	4,433,713
Series 2024-C8, Class B, 6.14%, 03/15/57	1,470	1,527,042
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BMO Mortgage Trust(b) (continued)
Series 2024-C8, Class C, 6.23%, 03/15/57	$250	$ 245,134
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4, 3.31%, 04/10/49	2,903	2,809,061
Series 2016-P5, Class A4, 2.94%, 10/10/49	829	785,434
Series 2017-C4, Class A4, 3.47%, 10/12/50	7,905	7,515,819
Series 2017-P7, Class A4, 3.71%, 04/14/50	1,866	1,775,395
Commercial Mortgage Trust, Series 2016-CR28, Class A4, 3.76%, 02/10/49	620	605,807
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 08/15/48	829	812,934
Series 2016-C7, Class A5, 3.50%, 11/15/49	3,984	3,832,379
Series 2018-CX11, Class A5, 4.03%, 04/15/51(b)	3,319	3,215,627
DBJPM Mortgage Trust
Series 2016-C3, Class A5, 2.89%, 08/10/49	6,225	5,906,253
Series 2017-C6, Class AM, 3.56%, 06/10/50(b)	1,500	1,390,218
GS Mortgage Securities Trust
Series 2015-GC30, Class A4, 3.38%, 05/10/50	496	487,639
Series 2018-GS10, Class A5, 4.16%, 07/10/51(b)	2,489	2,380,362
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 08/15/48	1,557	1,527,740
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50	2,903	2,730,764
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	4,979	4,715,637
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28, Class A4, 3.54%, 01/15/49	5,621	5,461,042
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	978	953,246
Series 2018-H3, Class A4, 3.91%, 07/15/51	2,489	2,392,129
Series 2019-H6, Class A4, 3.42%, 06/15/52	488	453,332
Series 2019-L3, Class AS, 3.49%, 11/15/52	628	572,274
Series 2021-L6, Class AS, 2.75%, 06/15/54(b)	1,634	1,383,383
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class A4, 3.79%, 09/15/48	4,028	3,953,527
Series 2018-C47, Class AS, 4.67%, 09/15/61(b)	2,000	1,937,471
Series 2019-C49, Class A5, 4.02%, 03/15/52	3,195	3,068,396
Series 2020-C56, Class A5, 2.45%, 06/15/53	2,580	2,239,063
Series 2020-C58, Class A4, 2.09%, 07/15/53	2,349	1,978,308
Series 2021-C61, Class C, 3.31%, 11/15/54	500	400,662
		142,377,635
Financial Services — 0.1%
GS Mortgage Securities Trust, Series 2015-GS1, Class A3, 3.73%, 11/10/48	1,908	1,856,133
Mortgage-Backed Securities — 0.0%
Ginnie Mae Mortgage-Backed Securities, 3.50%, 10/20/44	149	139,718
Total Non-Agency Mortgage-Backed Securities — 3.0% (Cost: $156,553,510)		145,815,485
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 2.8%
Fannie Mae-Aces
Series 2016-M5, Class A2, 2.47%, 04/25/26	4,311	4,153,370
Series 2016-M6, Class A2, 2.49%, 05/25/26	4,458	4,290,284
Series 2017-M12, Class A2, 3.06%, 06/25/27(b)	1,271	1,224,574
Series 2017-M15, Class A2, 2.96%, 09/25/27(b)	2,953	2,835,306
Series 2018-M12, Class A2, 3.63%, 08/25/30(b)	2,489	2,388,779
Series 2018-M3, Class A2, 3.07%, 02/25/30(b)	6,802	6,399,407
Series 2019-M22, Class A2, 2.52%, 08/25/29	3,690	3,403,973
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Fannie Mae-Aces (continued)
Series 2020-M46, Class A2, 1.32%, 05/25/30	$4,549	$ 3,891,289
Series 2021-M13, Class A2, 1.60%, 04/25/31(b)	3,536	2,963,534
Series 2021-M17, Class A2, 1.71%, 07/25/31(b)	2,489	2,092,749
Freddie Mac Multifamily Structured Pass Through Certificates
Series K052, Class A2, 3.15%, 11/25/25	620	606,823
Series K063, Class A2, 3.43%, 01/25/27(b)	4,150	4,042,536
Series K066, Class A2, 3.12%, 06/25/27	2,903	2,797,020
Series K067, Class A1, 2.90%, 03/25/27	1,542	1,500,813
Series K076, Class A2, 3.90%, 04/25/28	1,659	1,627,755
Series K081, Class A2, 3.90%, 08/25/28(b)	8,302	8,136,649
Series K088, Class A2, 3.69%, 01/25/29	413	401,200
Series K100, Class A2, 2.67%, 09/25/29	11,302	10,435,529
Series K101, Class A2, 2.52%, 10/25/29	4,690	4,294,922
Series K109, Class A2, 1.56%, 04/25/30	8,471	7,297,580
Series K110, Class A2, 1.48%, 04/25/30	2,190	1,880,585
Series K111, Class A2, 1.35%, 05/25/30	829	704,019
Series K120, Class A2, 1.50%, 10/25/30	2,000	1,690,043
Series K123, Class A2, 1.62%, 12/25/30	8,302	7,052,227
Series K126, Class A2, 2.07%, 01/25/31	9,074	7,912,714
Series K136, Class A2, 2.13%, 11/25/31	2,000	1,718,750
Series K143, Class A2, 2.35%, 03/25/32	3,425	2,970,228
Series K144, Class A2, 2.45%, 04/25/32	5,000	4,361,708
Series K146, Class A2, 2.92%, 06/25/32	2,000	1,800,744
Series K-151, Class A2, 3.80%, 10/25/32(b)	3,750	3,580,610
Series K-1521, Class A2, 2.18%, 08/25/36	3,967	3,080,487
Series K-154, Class A2, 4.35%, 01/25/33(b)	3,000	2,975,139
Series K-159, Class A2, 4.50%, 07/25/33(b)	3,000	3,002,671
Series K730, Class A2, 3.59%, 01/25/25(b)	7,044	6,983,852
Series K734, Class A2, 3.21%, 02/25/26	4,731	4,624,898
Series K748, Class A2, 2.26%, 01/25/29(b)	10,000	9,154,316
Series K753, Class A2, 4.40%, 10/25/30	1,928	1,926,514
		140,203,597
Mortgage-Backed Securities — 93.7%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	841	768,188
4.00%, 02/01/47 - 02/01/57	3,042	2,879,958
3.50%, 11/01/51	4,744	4,328,057
(12-mo. LIBOR US + 1.53%), 6.94%, 05/01/43(b)	32	32,207
(12-mo. LIBOR US + 1.54%), 7.01%, 06/01/43(b)	38	38,593
(12-mo. LIBOR US + 1.70%), 7.50%, 08/01/42(b)	11	11,453
(12-mo. LIBOR US + 1.75%), 7.03%, 08/01/41(b)	3	2,942
(12-mo. LIBOR US + 1.83%), 6.08%, 11/01/40(b)	2	1,613
Freddie Mac Mortgage-Backed Securities
8.00%, 12/01/24	— (c)	324
3.00%, 03/01/27 - 10/01/47	32,252	29,219,006
2.50%, 07/01/28 - 01/01/33	6,946	6,565,223
3.50%, 03/01/32 - 06/01/49	31,567	29,366,232
5.00%, 04/01/33 - 04/01/49	1,341	1,346,813
4.00%, 05/01/33 - 01/01/49	10,746	10,278,599
5.50%, 06/01/35 - 01/01/39	44	45,563
4.50%, 06/01/38 - 01/01/49	4,448	4,385,172
(12-mo. LIBOR US + 1.71%), 6.36%, 08/01/41(b)	2	2,063
(12-mo. LIBOR US + 1.85%), 6.37%, 09/01/40(b)	4	3,659
Ginnie Mae Mortgage-Backed Securities
5.50%, 12/15/32 - 08/15/54(d)	76,443	76,716,353
6.00%, 03/15/35 - 08/15/54(d)	68,783	69,613,324
6.50%, 09/15/36 - 08/15/54(d)	58,956	60,070,917
4.50%, 07/15/39 - 08/15/54(d)	87,805	85,275,807
5.00%, 11/15/39 - 08/15/54(d)	84,203	83,359,658
4.00%, 03/15/41 - 08/15/54(d)	84,323	80,147,638

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued)
3.50%, 09/20/42 - 08/15/54(d)	$135,404	$ 125,354,657
3.00%, 01/20/43 - 08/15/54(d)	168,731	151,233,925
2.50%, 05/20/45 - 08/15/54(d)	234,964	202,330,818
2.00%, 07/20/50 - 08/15/54(d)	243,699	202,348,270
1.50%, 10/20/51	745	592,313
Uniform Mortgage-Backed Securities
4.00%, 10/01/25 - 08/15/54(d)	237,462	225,343,987
3.50%, 02/01/26 - 08/15/54(d)	269,087	248,024,081
3.00%, 01/01/27 - 08/13/54(d)	427,559	382,023,520
2.50%, 09/01/28 - 08/15/54(d)	809,008	692,196,574
7.00%, 02/01/32	7	7,420
6.50%, 07/01/32 - 08/15/54(d)	120,513	124,231,072
5.00%, 11/01/33 - 08/15/54(d)	148,516	146,531,900
6.00%, 03/01/34 - 08/15/54(d)	160,346	163,451,601
2.00%, 12/01/35 - 08/15/54(d)	1,177,224	975,438,109
1.50%, 03/01/36 - 11/01/51(d)	129,446	105,578,886
5.50%, 04/01/36 - 08/15/54(d)	185,604	186,612,264
4.50%, 09/01/39 - 08/15/54(d)	150,325	145,533,689
		4,621,292,448
Total U.S. Government Sponsored Agency Securities — 96.5% (Cost: $5,136,562,800)		4,761,496,045
Total Long-Term Investments — 101.2% (Cost: $5,377,584,123)		4,992,243,396

	Shares
Short-Term Securities
Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)	528,860,071	529,071,615
Total Short-Term Securities — 10.7% (Cost: $528,851,162)		529,071,615
Total Investments Before TBA Sale Commitments — 111.9% (Cost: $5,906,435,285)		5,521,315,011

Security	Par (000)	Value
TBA Sale Commitments(d)
Mortgage-Backed Securities — (0.9)%
Ginnie Mae Mortgage-Backed Securities
2.50%, 08/15/54	$(2,525)	$ (2,172,717)
3.00%, 08/15/54	(1,150)	(1,026,239)
3.50%, 08/15/54	(7,275)	(6,687,711)
4.50%, 08/15/54	(10,525)	(10,196,676)
6.50%, 08/15/54	(5,175)	(5,271,604)
Uniform Mortgage-Backed Securities
2.00%, 08/15/54	(8,275)	(6,655,878)
2.50%, 08/15/54	(10,525)	(8,824,693)
4.00%, 08/15/54	(675)	(632,533)
6.00%, 08/15/54	(6,400)	(6,490,755)
Total TBA Sale Commitments — (0.9)% (Proceeds: $(47,567,627))		(47,958,806)
Total Investments, Net of TBA Sale Commitments — 111.0% (Cost: $5,858,867,658)		5,473,356,205
Liabilities in Excess of Other Assets — (11.0)%		(540,419,358)
Net Assets — 100.0%		$ 4,932,936,847

(a)	When-issued security.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Rounds to less than 1,000.
(d)	Represents or includes a TBA transaction.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 580,881,705	$ —	$ (51,807,550)(a)	$ 24,919	$ (27,459)	$ 529,071,615	528,860,071	$ 23,407,647	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Securitized Bond Index Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 83,360,382	$ —	$ 83,360,382
Corporate Bonds	—	1,571,484	—	1,571,484
Non-Agency Mortgage-Backed Securities	—	145,815,485	—	145,815,485
U.S. Government Sponsored Agency Securities	—	4,761,496,045	—	4,761,496,045
Short-Term Securities
Money Market Funds	529,071,615	—	—	529,071,615
Liabilities
Investments
TBA Sale Commitments	—	(47,958,806)	—	(47,958,806)
	$529,071,615	$4,944,284,590	$—	$5,473,356,205

Portfolio Abbreviation
BMO	BMO Capital Markets
LIBOR	London Interbank Offered Rate
TBA	To-Be-Announced